Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Contribution for multi-employer defined contribution plan	$ 2,958,400	$ 2,277,079	$ 874,291